Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 03, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 2,281.4	$ 1,830.0
Additions	185.8	340.8
Property, plant and equipment				$ 230.3
Transfers	(1.1)	(10.3)
Disposals	(56.8)	(55.4)
Impairment	(15.7)
Exchange differences	(103.1)	(54.0)
Cost, Ending balance	2,290.5	2,281.4	$ 1,830.0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(893.0)	(837.9)
Depreciation	(125.4)	(109.6)	(88.9)
Transfers	0.3	4.5
Disposals	41.8	27.4
Impairment	(48.8)
Exchange differences	76.3	22.6
Accumulated depreciation, Ending balance	(948.8)	(893.0)	(837.9)
Net book amount	1,341.7	1,388.4
Land
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	83.8	68.2
Additions	0.3	1.6
Property, plant and equipment				19.2
Transfers	0.0	0.0
Disposals	0.0	(0.2)
Impairment	0.0
Exchange differences	(5.1)	(5.0)
Cost, Ending balance	79.0	83.8	68.2
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0.0	0.0
Depreciation	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0
Exchange differences	0.0	0.0
Accumulated depreciation, Ending balance	0.0	0.0	0.0
Net book amount	79.0	83.8
Buildings
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	432.8	346.8
Additions	13.9	58.9
Property, plant and equipment				44.1
Transfers	0.7	(6.0)
Disposals	(1.7)	(5.9)
Impairment	(0.1)
Exchange differences	(13.1)	(5.1)
Cost, Ending balance	432.5	432.8	346.8
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(143.9)	(137.4)
Depreciation	(15.7)	(14.6)
Transfers	0.0	0.8
Disposals	1.5	4.1
Impairment	(0.6)
Exchange differences	6.4	3.2
Accumulated depreciation, Ending balance	(152.3)	(143.9)	(137.4)
Net book amount	280.2	288.9
Machinery and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	1,507.6	1,236.1
Additions	152.3	203.6
Property, plant and equipment				159.5
Transfers	3.1	2.2
Disposals	(55.3)	(48.1)
Impairment	(10.2)
Exchange differences	(86.1)	(45.7)
Cost, Ending balance	1,511.4	1,507.6	1,236.1
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(749.1)	(700.5)
Depreciation	(109.7)	(95.0)
Transfers	0.3	3.7
Disposals	40.3	23.3
Impairment	(48.2)
Exchange differences	69.9	19.4
Accumulated depreciation, Ending balance	(796.5)	(749.1)	(700.5)
Net book amount	714.9	758.5
Construction in Progress
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	257.2	178.9
Additions	19.3	76.7
Property, plant and equipment				$ 7.5
Transfers	(4.9)	(6.5)
Disposals	0.2	(1.2)
Impairment	(5.4)
Exchange differences	1.2	1.8
Cost, Ending balance	267.6	257.2	178.9
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0.0	0.0
Depreciation	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0
Exchange differences	0.0	0.0
Accumulated depreciation, Ending balance	0.0	0.0	$ 0.0
Net book amount	$ 267.6	$ 257.2